UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non Controlling Interest
Beginning balance	$ 8,033	$ 7,975	$ 11	$ 23,487	$ (15,469)	$ (57)	$ 3	$ 58
Beginning balance (in shares) at Dec. 31, 2021			532,000
Proceeds from issuance of equity instruments (in shares)			8,000
Proceeds from issuance of equity instruments	82	82		82
Share-based compensation	104	104		104
Net income	442	443			443			(1)
Other comprehensive income	(3)	3				11	(8)	(6)
Ending balance (in shares) at Jun. 30, 2022			540,000
Ending balance at Jun. 30, 2022	8,658	8,607	$ 11	23,673	(15,026)	(46)	(5)	51
Beginning balance	8,658	8,607	11	23,673	(15,026)	(46)	(5)	51
Beginning balance	$ 9,960	9,913	$ 11	23,831	(14,021)	103	(11)	47
Beginning balance (in shares) at Dec. 31, 2022	547,755		548,000
Proceeds from issuance of equity instruments (in shares)			5,000
Proceeds from issuance of equity instruments	$ 58	58		58
Share-based compensation	79	79		79
Net income	491	494			494			(3)
Other comprehensive income	$ (14)	(15)				(13)	(2)	1
Ending balance (in shares) at Jun. 30, 2023	552,673		553,000
Ending balance at Jun. 30, 2023	$ 10,574	10,529	$ 11	23,968	(13,527)	90	(13)	45
Beginning balance	$ 10,574	$ 10,529	$ 11	$ 23,968	$ (13,527)	$ 90	$ (13)	$ 45